Revenue - Summary of Movement in Contract Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of contract liabilities [line items]
Contract liabilities	$ 25,527	$ 25,453
Payments in advance of services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	17,710	18,534
Advance billings [member]
Disclosure of contract liabilities [line items]
Contract liabilities	7,763	6,560
Others [member]
Disclosure of contract liabilities [line items]
Contract liabilities	$ 54	$ 359